Item 1.  Schedule of Investments


 T. Rowe Price Real Estate Fund
 Unaudited                                                      March 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          Shares        Value
 (Cost and value in $ 000s)

 COMMON STOCKS  98.8%
 REAL ESTATE  98.8%
 Apartment/ Residential  17.9%
 Archstone-Smith Trust, REIT                           707,000       24,116

 Avalonbay Communities, REIT                           234,000       15,652

 Camden Property Trust, REIT                           457,000       21,493

 Equity Residential, REIT                              641,000       20,646

 Essex Property Trust, REIT                            202,000       13,958

 Gables Residential Trust, REIT                        99,000        3,297

 Post Properties, REIT                                 167,000       5,184

 United Dominion Realty Trust, REIT                    553,000       11,541

                                                                     115,887

 Diversified  5.0%
 Cousins Properties, REIT                              240,000       6,209

 Vornado Realty Trust, REIT                            377,000       26,115

                                                                     32,324

 Industrial  10.5%
 AMB Property, REIT                                    529,000       19,996

 Catellus Development, REIT                            252,000       6,716

 Centerpoint Properties, REIT                          120,000       4,920

 EastGroup Properties, REIT                            471,000       17,757

 ProLogis, REIT                                        505,000       18,735

                                                                     68,124

 Lodging & Leisure  9.7%
 Hilton                                                270,000       6,034

 Host Marriott, REIT                                   869,000       14,391

 LaSalle Hotel Properties, REIT                        250,000       7,262

 Marriott, Class A                                     149,000       9,962

 Starwood Hotels & Resorts Worldwide, Equity Units     296,000       17,769

 Strategic Hotel Capital, REIT                         488,000       7,174

                                                                     62,592

 Manufactured Housing  1.1%
 Sun Communities, REIT                                 197,000       7,053

                                                                     7,053

 Office  21.4%
 Arden Realty, REIT                                    300,000       10,155

 Boston Properties, REIT                               406,000       24,453

 CarrAmerica Realty, REIT                              591,000       18,646

 Equity Office Properties, REIT                        1,101,000     33,173

 Mack-Cali Realty, REIT                                232,000       9,825

 Maguire Properties, REIT                              388,000       9,266

 Reckson Associates Realty, REIT                       536,000       16,455

 SL Green Realty, REIT                                 295,000       16,585

                                                                     138,558

 Office & Industrial  3.3%
 Duke Realty, REIT                                     414,000       12,358

 Kilroy Realty, REIT                                   224,000       9,164

                                                                     21,522

 Other Real Estate  2.3%
 Plum Creek Timber, REIT                               213,000       7,604

 St. Joe                                               112,000       7,538

                                                                     15,142

 Regional Mall  11.5%
 CBL & Associates Properties, REIT                     132,000       9,439

 General Growth Properties, REIT                       387,000       13,197

 Macerich Company, REIT                                225,000       11,988

 Mills, REIT                                           131,000       6,930

 Simon Property Group, REIT                            536,000       32,471

                                                                     74,025

 Self Storage  1.6%
 Public Storage, REIT                                  179,000       10,192

                                                                     10,192

 Shopping Center  14.5%
 Developers Diversified Realty, REIT                   354,000       14,071

 Federal Realty Investment Trust, REIT                 234,000       11,314

 Kimco Realty, REIT                                    283,000       15,254

 New Plan Excel Realty, REIT                           542,000       13,610

 Pan Pacific Retail Properties, REIT                   197,000       11,180

 Regency Centers, REIT                                 299,000       14,241

 Weingarten Realty Investors, REIT                     400,000       13,804

                                                                     93,474

 Total Real Estate                                                   638,893

 Total Common Stocks (Cost  $518,034)                                638,893

 SHORT-TERM INVESTMENTS  0.7%
 Money Market Fund  0.7%
 T. Rowe Price Reserve Investment Fund, 2.67% #+       4,452,349     4,452

 Total Short-Term Investments (Cost  $4,452)                         4,452

 Total Investments in Securities
 99.5% of Net Assets (Cost $522,486)                               $ 643,345


 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
 +    Affiliated company - See Note 3
 REIT Real Estate Investment Trust


 The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Real Estate Fund
Unaudited
March 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Real Estate Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term growth through a combination of capital appreciation and current income.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES

At March 31, 2005, the cost of investments for federal income tax purposes was $522,486,000. Net unrealized gain aggregated $120,859,000 at period-end, of which $122,338,000 related to appreciated investments and $1,479,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2005.


NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the three months ended March 31, 2005, dividend income from the Reserve Funds totaled $58,000, and the value of shares of the Reserve Funds held at March 31, 2005 and December 31, 2004 was $4,452,000 and $13,209,000, respectively.



Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.



                                     SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Real Estate Fund, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     May 18, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     May 18, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     May 18, 2005